Japan 2x Strategy Fund Investment Objectives and Goals - Class A and Class C [Member] - Japan 2x Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Japan 2x Strategy FundIMPORTANT INFORMATION ABOUT THE FUNDThe Japan 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below). This means the return of the Fund for a given period will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day (as measured by the underlying index) will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average Index (the “underlying index”).